INVENTORIES, NET	12 Months Ended
Dec. 31, 2023
INVENTORIES, NET
INVENTORIES, NET

NOTE 7 – INVENTORIES, NET

Inventories, net, consisted of the following:

	December 31,	December 31,
	2023	2022
Inventories	$192,545	$200,046
Less: allowance for inventories	(25,052)	(6,308)
Inventories, net	$167,493	$193,738

The table below show movement of allowance for inventories

	December 31,	December 31,
	2023	2022
Movement of allowance for inventories
Beginning balance	$6,308	$1,115
Increased during the year	18,975	5,392
Exchange rate difference	(231)	(199)
Ending balance	$25,052	$6,308